Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000032428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 14,976	$ 14,976	$ 14,976	$ 13,660	$ 13,538	$ 15,533	$ 13,391	$ 13,377	$ 12,460	$ 11,892	$ 11,936	$ 10,627	$ 10,000
Average Annual Return, Percent	9.64%	2.28%	4.12%
C000032425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	4.73%	1.14%	3.41%
C000032425 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 13,984	$ 13,984	$ 13,984	12,785	12,703	14,615	12,628	12,649	11,811	11,301	11,362	10,150	9,575
Average Annual Return, Percent	9.38%	2.03%	3.86%
C000032427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	7.67%	1.29%	3.25%
C000032427 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 13,766	$ 13,766	$ 13,766	12,586	12,505	14,490	12,619	12,721	11,969	11,551	11,698	10,520	10,000
Average Annual Return, Percent	8.67%	1.29%	3.25%
C000199786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,018	$ 15,018	$ 15,018	13,707	13,562	15,553	13,402	13,384	12,462	11,892	11,936	10,627	10,000
Average Annual Return, Percent	9.70%	2.33%	4.15%
C000006121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,440	$ 12,440	$ 12,440	12,006	11,626	12,902	12,219	11,919	11,268	11,023	11,023	10,333	10,000
Average Annual Return, Percent	3.62%	0.86%	2.21%
C000100249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,166	$ 12,166	$ 12,166	11,771	11,427	12,712	12,080	11,800	11,183	10,965	10,991	10,323	10,000
Average Annual Return, Percent	3.36%	0.61%	1.98%
C000006118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(0.94%)	(0.24%)	1.54%
C000006118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 11,654	$ 11,654	$ 11,654	11,264	10,935	12,165	11,561	11,295	10,715	10,498	10,521	9,887	9,575
Average Annual Return, Percent	3.46%	0.63%	1.98%
C000038033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	1.59%	(0.12%)	1.39%
C000038033 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 11,476	$ 11,476	$ 11,476	11,103	10,769	12,069	11,546	11,364	10,862	10,731	10,825	10,248	10,000
Average Annual Return, Percent	2.59%	(0.12%)	1.39%
C000100250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,517	$ 12,517	$ 12,517	12,074	11,687	12,962	12,281	11,963	11,304	11,052	11,046	10,352	10,000
Average Annual Return, Percent	3.67%	0.91%	2.27%
C000006125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,956	$ 10,956	$ 10,956	10,522	10,344	10,670	10,575	10,422	10,185	10,114	10,104	9,989	10,000
Average Annual Return, Percent	4.13%	1.01%	0.92%
C000038034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	0.77%	0.17%	0.37%
C000038034 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 10,378	$ 10,378	$ 10,378	9,990	9,844	10,178	10,111	9,979	9,775	9,740	9,745	9,672	9,700
Average Annual Return, Percent	3.88%	0.79%	0.68%
C000006122 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Account Value	$ 10,843	$ 10,843	$ 10,843	10,424	10,258	10,592	10,508	10,366	10,141	10,079	10,080	9,977	10,000
Average Annual Return, Percent	4.03%	0.90%	0.81%
C000006124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	2.01%	0.00%	0.05%
C000006124 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 10,050	$ 10,050	$ 10,050	9,674	9,533	9,935	9,946	9,900	9,770	9,806	9,891	9,881	10,000
Average Annual Return, Percent	3.01%	0.00%	0.05%
C000038035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 11,007	$ 11,007	$ 11,007	10,576	10,381	10,703	10,603	10,444	10,202	10,125	10,112	9,999	10,000
Average Annual Return, Percent	4.08%	1.06%	0.96%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	$ 12,669	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Average Annual Return, Percent	3.21%	1.16%	2.39%
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 15,772	$ 15,772	$ 15,772	14,483	14,081	15,716	13,746	13,606	12,623	11,782	11,640	10,384	10,000
Average Annual Return, Percent	8.90%	3.00%	4.66%
High Yield Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Customized Reference Benchmark
Average Annual Return, Percent	7.06%	2.43%
Bloomberg Municipal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-5 Year Index
Account Value	$ 11,285	$ 11,285	$ 11,285	$ 10,986	$ 10,868	$ 11,230	$ 11,078	$ 10,760	$ 10,398	$ 10,335	$ 10,287	$ 10,066	$ 10,000
Average Annual Return, Percent	2.72%	0.96%	1.22%
New Short Term Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Short-Term Customized Reference Benchmark
Average Annual Return, Percent	2.87%	1.10%
Short Term Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Customized Reference Benchmark
Average Annual Return, Percent	2.98%	1.07%